SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Lamf Global Ventures Corp I [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Numerator:
Allocation of net income (loss) including carrying value to redemption	$ (2,971,459)	$ 1,705,769
Denominator:
Basic and diluted weighted-average shares outstanding	17,523,880	26,406,000
Basic and diluted net income (loss) per ordinary share	$ (0.17)	$ 0.06
Common Class B [Member]
Numerator:
Allocation of net income (loss) including carrying value to redemption	$ (517,154)	$ 544,774
Denominator:
Basic and diluted weighted-average shares outstanding	3,049,863	8,433,333
Basic and diluted net income (loss) per ordinary share	$ (0.17)	$ 0.06